Note 7 - Leases (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Lessee, Operating Lease Assets and Liabilities [Table Text Block]
	2025	2024
Operating lease right-of-use assets	$1,379	$1,383

Current portion of obligations under operating leases	$362	$365
Long-term portion of obligations under operating leases	1,017	1,018
Total obligations under operating leases	$1,379	$1,383
	2025	2024
Leased property under finance leases	$14,433	$13,554
Less accumulated amortization	(8,166)	(7,907)
Leased property under finace leases, net	$6,267	$5,647

Current portion of obligations under finance leases	$384	$201
Long-term portion of obligations under finance leases	1,248	707
Total obligations under finance leases	$1,632	$908

Lease, Cost [Table Text Block]
	2025	2024
Operating lease cost:
Rental expense	$572	$627

Finance lease cost:
Depreciation expense	$573	$535
Interest expense	90	43
Total finance lease cost	$663	$578

Lease, Liability, Maturity [Table Text Block]
	Finance	Operating	Total
2026	$481	$448	$929
2027	431	434	865
2028	394	329	723
2029	305	269	574
2030	95	104	199
Thereafter	329	-	329
Total lease payments	2,035	1,584	3,619
Less imputed interest	403	205	608
Total	1,632	1,379	3,011
Less current portion of obligations under leases	384	362	746
Long-term portion of obligations under leases	$1,248	$1,017	$2,265